Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	NEUROONE MEDICAL TECHNOLOGIES Corp
Entity Central Index Key	0001500198
Amendment Flag	true
Trading Symbol	NMTC
Document Type	S-1
Amendment Description	The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.The information in this prospectus is not complete and may be changed. The selling stockholders may not sell these securities under this prospectus until the registration statement of which it is a part and filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
Entity Emerging Growth Company	false
Document Period End Date	Jun. 30, 2018
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Ex Transition Period	false